Property, Plant and Equipment - Summary of Depreciations Charges (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 6,688	€ 880	€ 734
Research and development costs [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	5,282	827	701
General and administrative expense [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 1,406	€ 53	€ 33